Income Taxes - Schedule of Net Operating Loss CarryForwards (Details)	Sep. 30, 2025 USD ($)
Schedule of Net Operating Loss CarryForwards [Line Items]
Total	$ 1,951,467
2030 [Member]
Schedule of Net Operating Loss CarryForwards [Line Items]
Total	615,690
2031 [Member]
Schedule of Net Operating Loss CarryForwards [Line Items]
Total
2032 [Member]
Schedule of Net Operating Loss CarryForwards [Line Items]
Total
2033 [Member]
Schedule of Net Operating Loss CarryForwards [Line Items]
Total	120,311
2034 [Member]
Schedule of Net Operating Loss CarryForwards [Line Items]
Total	137,015
2035 [Member]
Schedule of Net Operating Loss CarryForwards [Line Items]
Total	$ 1,078,451